10-Q Assets and liabilities held for sale and discontinued operations - Narrative (Details) - property	Dec. 31, 2025	Mar. 31, 2025
Held for Sale Entities
Disposal Group, Including Discontinued Operations [Line Items]
Number of real estate properties	1	0